VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—6.6%
Live Nation Entertainment, Inc.(1)	21,035	$ 2,303
Spotify Technology S.A.(1)	21,739	8,011
Trade Desk, Inc. (The) Class A(1)	108,341	11,880
		22,194

Consumer Discretionary—13.6%
Burlington Stores, Inc.(1)	13,867	3,654
Churchill Downs, Inc.	19,345	2,616
Domino’s Pizza, Inc.	9,180	3,949
DR Horton, Inc.	17,197	3,281
DraftKings, Inc. Class A(1)	71,411	2,799
Ferrari N.V.	5,202	2,445
Global-e Online Ltd.(1)	33,208	1,276
O’Reilly Automotive, Inc.(1)	3,167	3,647
Pool Corp.	8,518	3,210
Restaurant Brands International, Inc.	19,543	1,409
Royal Caribbean Cruises Ltd.	26,423	4,686
SharkNinja, Inc.	13,647	1,484
Tractor Supply Co.	14,781	4,300
Ulta Beauty, Inc.(1)	5,712	2,223
Wingstop, Inc.	11,945	4,970
		45,949

Consumer Staples—0.5%
Celsius Holdings, Inc.(1)	31,423	985
elf Beauty, Inc.(1)	7,997	872
		1,857

Energy—2.3%
Diamondback Energy, Inc.	23,081	3,979
Valero Energy Corp.	29,275	3,953
		7,932

Financials—9.7%
Ally Financial, Inc.	37,130	1,321
Apollo Global Management, Inc.	21,015	2,625
Ares Management Corp. Class A	32,755	5,105
Fifth Third Bancorp	96,451	4,132
Gallagher (Arthur J.) & Co.	24,752	6,964
LPL Financial Holdings, Inc.	12,746	2,965
MSCI, Inc. Class A	13,603	7,930
Robinhood Markets, Inc. Class A(1)	77,690	1,820
		32,862

Health Care—15.3%
Alnylam Pharmaceuticals, Inc.(1)	16,195	4,454
Boston Scientific Corp.(1)	42,760	3,583
	Shares	Value

Health Care—continued
Cencora, Inc.	36,010	$ 8,105
Cooper Cos., Inc. (The)(1)	37,452	4,132
Dexcom, Inc.(1)	45,640	3,060
IDEXX Laboratories, Inc.(1)	12,168	6,148
Insulet Corp.(1)	9,397	2,187
Mettler-Toledo International, Inc.(1)	1,918	2,876
Neurocrine Biosciences, Inc.(1)	21,833	2,516
Sarepta Therapeutics, Inc.(1)	28,009	3,498
Tenet Healthcare Corp.(1)	48,770	8,106
Veeva Systems, Inc. Class A(1)	10,373	2,177
Viking Therapeutics, Inc.(1)	17,231	1,091
		51,933

Industrials—25.5%
AMETEK, Inc.	18,692	3,210
Axon Enterprise, Inc.(1)	12,024	4,805
Chart Industries, Inc.(1)	18,068	2,243
Fair Isaac Corp.(1)	4,617	8,973
Ferguson Enterprises, Inc.	19,932	3,958
Hexcel Corp.	61,194	3,784
Quanta Services, Inc.	33,480	9,982
Rockwell Automation, Inc.	17,346	4,657
Trane Technologies plc	18,355	7,135
Uber Technologies, Inc.(1)	44,889	3,374
United Rentals, Inc.	9,883	8,002
Verisk Analytics, Inc. Class A	20,717	5,551
Vertiv Holdings Co. Class A	78,135	7,774
Westinghouse Air Brake Technologies Corp.	56,565	10,282
Xylem, Inc.	19,414	2,621
		86,351

Information Technology—22.4%
Analog Devices, Inc.	15,494	3,566
AppLovin Corp. Class A(1)	38,579	5,037
Bentley Systems, Inc. Class B	56,034	2,847
Crowdstrike Holdings, Inc. Class A(1)	19,482	5,464
Datadog, Inc. Class A(1)	48,311	5,559
Entegris, Inc.	41,895	4,715
Fabrinet(1)	9,397	2,222
HubSpot, Inc.(1)	7,593	4,036
Lam Research Corp.	7,646	6,240
MongoDB, Inc. Class A(1)	5,598	1,513
Monolithic Power Systems, Inc.	11,440	10,576
Palantir Technologies, Inc. Class A(1)	231,543	8,613
Palo Alto Networks, Inc.(1)	22,146	7,570
Super Micro Computer, Inc.(1)	4,164	1,734
TE Connectivity plc	22,143	3,343
	Shares	Value

Information Technology—continued
Zscaler, Inc.(1)	16,522	$ 2,824
		75,859

Real Estate—2.0%
Jones Lang LaSalle, Inc.(1)	12,802	3,454
Zillow Group, Inc. Class A(1)	53,156	3,292
		6,746

Utilities—1.7%
Vistra Corp.	47,730	5,658
Total Common Stocks (Identified Cost $233,968)		337,341

Total Long-Term Investments—99.6% (Identified Cost $233,968)		337,341

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%)(2)	1,501,550	1,502
Total Short-Term Investment (Identified Cost $1,502)		1,502

TOTAL INVESTMENTS—100.1% (Identified Cost $235,470)		$338,843
Other assets and liabilities, net—(0.1)%		(214)
NET ASSETS—100.0%		$338,629

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Ireland	3
Luxembourg	2
Cayman Islands	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$337,341	$337,341
Money Market Mutual Fund	1,502	1,502
Total Investments	$338,843	$338,843
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
3